UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-4375

Name of Fund: Merrill Lynch Pennsylvania Municipal Bond Fund of
              Merrill Lynch Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Pennsylvania Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/06

Date of reporting period: 08/01/05 - 10/31/05

Item 1 - Schedule of Investments

Merrill Lynch Pennsylvania Municipal Bond Fund
Schedule of Investments as of October 31, 2005                    (in Thousands)

                              Face
                            Amount  Municipal Bonds                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 75.1%        $1,000  Allegheny County, Pennsylvania, Higher Education Building Authority, University
                                    Revenue Bonds (Carnegie Mellon University), 5.125% due 3/01/2032                      $    1,030
                            --------------------------------------------------------------------------------------------------------
                             4,785  Allegheny County, Pennsylvania, IDA, Commercial Development Revenue Refunding Bonds
                                    (MPB Associates Project), 7.70% due 12/01/2013 (d)                                         5,588
                            --------------------------------------------------------------------------------------------------------
                             1,500  Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue Refunding
                                    Bonds (USX Corporation), 6.10% due 7/15/2020                                               1,569
                            --------------------------------------------------------------------------------------------------------
                             1,000  Allegheny County, Pennsylvania, Redevelopment Authority, Tax Increment Revenue
                                    Bonds (Waterfront Project), Series A, 6.30% due 12/15/2018                                 1,086
                            --------------------------------------------------------------------------------------------------------
                             1,000  Bucks County, Pennsylvania, IDA, Revenue Refunding Bonds (Pennswood Village
                                    Project), Series A, 6% due 10/01/2027                                                      1,053
                            --------------------------------------------------------------------------------------------------------
                             1,000  Delaware County, Pennsylvania, Hospital Authority Revenue Bonds, GO (Crozer-Chester
                                    Medical Center), 6.25% due 12/15/2022                                                      1,075
                            --------------------------------------------------------------------------------------------------------
                             1,000  Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government Revenue
                                    Bonds, 5.75% due 7/01/2032                                                                 1,124
                            --------------------------------------------------------------------------------------------------------
                               920  Erie-Western Pennsylvania Port Authority Revenue Bonds, 6.875% due 6/15/2016                 953
                            --------------------------------------------------------------------------------------------------------
                             1,000  Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Lancaster General
                                    Hospital Project), 5.50% due 3/15/2026                                                     1,039
                            --------------------------------------------------------------------------------------------------------
                             1,000  Lebanon County, Pennsylvania, Health Facilities Authority, Health Center Revenue
                                    Bonds (Pleasant View Retirement Project), Series A, 5.30% due 12/15/2026                     983
                            --------------------------------------------------------------------------------------------------------
                             2,250  Lehigh County, Pennsylvania, General Purpose Authority, Hospital Revenue Refunding
                                    Bonds (Saint Lukes Hospital of Bethlehem), 5.375% due 8/15/2033                            2,300
                            --------------------------------------------------------------------------------------------------------
                             1,100  Lehigh County, Pennsylvania, IDA, PCR, Refunding (Pennsylvania Power and Light
                                    Utilities Corporation Project), Series A, 4.70% due 9/01/2029 (c)                          1,092
                            --------------------------------------------------------------------------------------------------------
                             1,500  Luzerne County, Pennsylvania, IDA, Water Facility, Revenue Refunding Bonds, RIB,
                                    AMT, Series 1170, 7.22% due 9/01/2034 (a)(h)                                               1,557
                            --------------------------------------------------------------------------------------------------------
                                    Mifflin County, Pennsylvania, Hospital Authority, Revenue Refunding Bonds
                                    (Lewiston Hospital) (g):
                             2,550       6.40% due 7/01/2020                                                                   2,807
                             1,000       6.20% due 7/01/2030                                                                   1,092

Portfolio Abbreviations

To simplify the listings of Merrill Lynch Pennsylvania Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT              Alternative Minimum Tax (subject to)
DRIVERS          Derivative Inverse Tax-Exempt Receipts
GO               General Obligation Bonds
HFA              Housing Finance Agency
IDA              Industrial Development Authority
PCR              Pollution Control Revenue Bonds
RIB              Residual Interest Bonds
RITR             Residual Interest Trust Receipts
S/F              Single-Family

Merrill Lynch Pennsylvania Municipal Bond Fund
Schedule of Investments as of October 31, 2005                    (in Thousands)

                              Face
                            Amount  Municipal Bonds                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                            $2,500  Northumberland County, Pennsylvania, IDA, Water Facilities, Revenue Refunding Bonds
                                    (Aqua Pennsylvania Inc. Project), AMT, 5.05% due 10/01/2039 (c)                       $    2,533
                            --------------------------------------------------------------------------------------------------------
                             2,500  Pennsylvania Convention Center, Revenue Refunding Bonds, Series A, 6.75%
                                    due 9/01/2019 (b)                                                                          2,533
                            --------------------------------------------------------------------------------------------------------
                               300  Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue
                                    Bonds (Waste Management Inc. Project), AMT, Series A, 5.10% due 10/01/2027                   300
                            --------------------------------------------------------------------------------------------------------
                               975  Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 59A, 5.80%
                                    due 10/01/2029                                                                             1,001
                            --------------------------------------------------------------------------------------------------------
                             2,000  Pennsylvania HFA, S/F Revenue Refunding Bonds, AMT, Series 73A, 5.45%
                                    due 10/01/2032                                                                             2,051
                            --------------------------------------------------------------------------------------------------------
                                    Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding
                                    Bonds:
                             1,000       (The Trustees of the University of Pennsylvania Project), Series C, 5%
                                         due 7/15/2038                                                                         1,030
                               500       (Widener University), 5.375% due 7/15/2029                                              518
                            --------------------------------------------------------------------------------------------------------
                             2,500  Pennsylvania State Public School Building Authority, School Revenue Bonds,
                                    DRIVERS, Series 371, 7.487% due 6/01/2011 (d)(h)                                           2,791
                            --------------------------------------------------------------------------------------------------------
                             2,500  Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds, DRIVERS,
                                    Series 366, 7.987% due 6/01/2011 (b)(h)                                                    2,970
                            --------------------------------------------------------------------------------------------------------
                               800  Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, DRIVERS,
                                    Series 460-Z, 7.987% due 6/01/2012 (a)(h)                                                    944
                            --------------------------------------------------------------------------------------------------------
                             2,000  Philadelphia, Pennsylvania, Airport Revenue Bonds, Series A, AMT, 4.75%
                                    due 6/15/2035 (b)                                                                          1,913
                            --------------------------------------------------------------------------------------------------------
                                    Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living
                                    Revenue Bonds:
                               500       (Rieder House Project), Series A, 6.10% due 7/01/2033                                   519
                               500       (Saligman House Project), Series C, 6.10% due 7/01/2033                                 519
                            --------------------------------------------------------------------------------------------------------
                             2,000  Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 12th Series B, 7%
                                    due 5/15/2020 (b)(e)                                                                       2,402
                            --------------------------------------------------------------------------------------------------------
                             3,000  Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                                    Hospital Revenue Refunding Bonds (Presbyterian Medical Center), 6.65%
                                    due 12/01/2019 (e)                                                                         3,607
                            --------------------------------------------------------------------------------------------------------
                               415  Philadelphia, Pennsylvania, Qualified Redevelopment Authority Revenue Bonds, AMT,
                                    Series B, 5% due 4/15/2027 (c)                                                               421
                            --------------------------------------------------------------------------------------------------------
                             1,400  Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                    (Guthrie Healthcare System), Series A, 5.875% due 12/01/2031                               1,487
                            --------------------------------------------------------------------------------------------------------
                               500  Southcentral General Authority, Pennsylvania, Hospital Revenue Bonds (Hanover
                                    Hospital, Inc.), 5% due 12/01/2030                                                           508
                            --------------------------------------------------------------------------------------------------------
                                    Southcentral General Authority, Pennsylvania, Revenue Refunding Bonds (Wellspan
                                    Health Obligated):
                             1,430       5.625% due 5/15/2011 (f)                                                              1,579
                               315       5.625% due 5/15/2026 (e)                                                                344
------------------------------------------------------------------------------------------------------------------------------------
Guam - 0.8%                    500  Commonwealth Of the Northern Mariana Islands, Guam, GO, Series A, 6.75%
                                    due 10/01/2033                                                                               542
------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 17.0%          1,280  Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding
                                    Bonds, 5.375% due 5/15/2033                                                                1,318
                            --------------------------------------------------------------------------------------------------------
                             2,000  Puerto Rico Commonwealth, GO, Refunding, RITR, Class R, Series 3, 8.451%
                                    due 7/01/2016 (b)(h)                                                                       2,372
                            --------------------------------------------------------------------------------------------------------
                             3,000  Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5% due 7/01/2034               3,011
                            --------------------------------------------------------------------------------------------------------

Merrill Lynch Pennsylvania Municipal Bond Fund
Schedule of Investments as of October 31, 2005                    (in Thousands)

                              Face
                            Amount  Municipal Bonds                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                            $  750  Puerto Rico Ports Authority, Special Facilities Revenue Bonds (American Airlines),
                                    AMT, Series A, 6.25% due 6/01/2026                                                    $      519
                            --------------------------------------------------------------------------------------------------------
                             2,940  Puerto Rico Public Buildings Authority, Government Facilities, Revenue Refunding
                                    Bonds, Series D, 5.375% due 7/01/2033                                                      3,052
                            --------------------------------------------------------------------------------------------------------
                             1,950  Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                    Series E, 5.50% due 8/01/2029                                                              2,039
------------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin Islands - 2.3%   1,000  Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
                                    Coker Project), AMT, 6.50% due 7/01/2021                                                   1,127
                            --------------------------------------------------------------------------------------------------------
                               500  Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds (Hovensa
                                    Refinery), AMT, 6.125% due 7/01/2022                                                         546
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Municipal Bonds (Cost - $65,195) - 95.2%                                            68,844
------------------------------------------------------------------------------------------------------------------------------------
                            Shares
                              Held  Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                             2,114  CMA Pennsylvania Municipal Money Fund (i)                                                  2,114
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Short-Term Securities (Cost - $2,114) - 2.9%                                         2,114
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments (Cost - $67,309*) - 98.1%                                               70,958

                                    Other Assets Less Liabilities - 1.9%                                                       1,396
                                                                                                                          ----------
                                    Net Assets - 100.0%                                                                   $   72,354
                                                                                                                          ==========

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $  67,309
                                                                      =========
      Gross unrealized appreciation                                   $   3,928
      Gross unrealized depreciation                                        (279)
                                                                      ---------
      Net unrealized appreciation                                     $   3,649
                                                                      =========

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c)   FGIC Insured.
(d)   FSA Insured.
(e)   Escrowed to maturity.
(f)   Prerefunded.
(g)   Radian Insured.
(h) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(i) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                      Net               Dividend
      Affiliate                                    Activity               Income
      --------------------------------------------------------------------------
      CMA Pennsylvania Municipal Money Fund         1,805               $      6
      --------------------------------------------------------------------------

Merrill Lynch Pennsylvania Municipal Bond Fund
Schedule of Investments as of October 31, 2005                    (in Thousands)

      Forward interest rate swaps outstanding as of October 31, 2005 were as follows:

      --------------------------------------------------------------------------
                                                   Notional           Unrealized
                                                    Amount          Appreciation
      --------------------------------------------------------------------------
      Pay a fixed rate of 4.796% and receive a floating rate based on 3-month LIBOR

      Broker, JPMorgan Chase Bank
      Expires November 2015                        $12,000              $    226
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Pennsylvania Municipal Bond Fund of
Merrill Lynch Multi-State Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Pennsylvania Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: December 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Pennsylvania Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: December 17, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Pennsylvania Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: December 17, 2005